Tangible Fixed Assets	6 Months Ended
Jun. 30, 2021
Tangible Fixed Assets
Tangible Fixed Assets

4. Tangible Fixed Assets

The movement in tangible fixed assets (i.e. vessels and their associated depot spares) is reported in the following table:

		Other tangible	Total tangible fixed
	Vessels	assets	assets
Cost
As of January 1, 2021	2,873,829	2,719	2,876,548
Additions	9,503	—	9,503
Fully amortized dry-docking component	(8,626)	—	(8,626)
As of June 30, 2021	2,874,706	2,719	2,877,425

Accumulated depreciation
As of January 1, 2021	669,930	—	669,930
Depreciation expense	41,230	—	41,230
Fully amortized dry-docking component	(8,626)	—	(8,626)
As of June 30, 2021	702,534	—	702,534

Net book value
As of December 31, 2020	2,203,899	2,719	2,206,618
As of June 30, 2021	2,172,172	2,719	2,174,891

All vessels have been pledged as collateral under the terms of the Partnership’s credit facilities.

As of June 30, 2021, the Partnership concluded that there were no events or circumstances triggering the existence of potential impairment or reversal of impairment of its vessels.